Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue
Summary of total revenues

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Revenue from contracts with customers Streaming and related interests
Silver	$15,696	$12,564	$36,540	$28,554
Gold	20,992	13,679	39,286	24,663
Other[1]	2,191	2,514	4,326	5,091
Royalty Interests	13,712	7,733	22,708	15,937
Total revenues	$52,591	$36,490	$102,860	$74,245

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Revenue from contracts with customers Streaming and related interests
Cerro Lindo	$8,012	$10,049	$21,987	$22,402
Altan Tsagaan Ovoo	5,617	4,846	11,727	5,616
Northparkes	9,006	6,340	14,195	13,210
Moss	2,952	—	5,946	—
RBPlat	3,163	3,377	6,037	7,609
Buriticá	2,825	1,125	5,617	3,635
Auramet	2,390	—	4,850	—
Renard	1,989	2,287	4,124	4,630
Other[2]	2,925	733	5,669	1,206
	$38,879	$28,757	$80,152	$58,308
Royalty Interests
Fosterville	$3,354	$4,517	$5,036	$8,587
Beta Hunt	2,853	—	4,687	—
Young-Davidson	1,383	1,411	2,569	2,936
Other[3]	6,122	1,805	10,416	4,414
	$13,712	$7,733	$22,708	$15,937
Revenue from contracts with customers	$52,591	$36,490	$102,860	$74,245

[1]Consists of diamonds and copper

[2]Includes revenue from El Mochito, Gunnison, La Colorada and Pumpkin Hollow.

[3]	Includes revenue from Dargues, Eagle River, Hemlo, Henty and Stawell and other royalties, including royalties acquired pursuant to the Maverix acquisition.